Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current
U.S.	$ 72,561	$ 59,583	$ 40,375
State	5,252	(1,530)	2,234
Foreign	1	3	33
Total current taxes	77,814	58,056	42,642
Deferred
U.S.	(969)	(1,692)	7,928
State	(58)	(125)	(5)
Total deferred taxes	(1,027)	(1,817)	7,923
Total income taxes	$ 76,787	$ 56,239	$ 50,565